SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Revenue by Geographic Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 8,176	$ 11,193	$ 15,585
Japan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,402	3,587	2,694
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,879	3,217	3,308
India [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		224	2,622
Scandinavia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	978	1,152	3,601
Mexico [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,419	1,519	1,184
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,498	$ 1,494	$ 2,176